Note Popular, Inc. (Holding company only) financial information (Notes payable by contractual maturities) (Detail) $ in Thousands	Dec. 31, 2017 USD ($)
Debt Disclosure [Line Items]
No stated maturity	$ 8
Notes Payable
Debt Disclosure [Line Items]
No stated maturity	0
Notes Payable | Popular, Inc. Holding Co.
Debt Disclosure [Line Items]
2018	0
2019	446,873
2020	0
2021	0
2022	0
Later years	290,812
No stated maturity	0
Total	$ 737,685